Prepaid Expenses and Deposits (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Deposits
Prepaid expenses and deposits	$ 1,029,351	$ 1,469,733
Prepaid orders	319,216	339,575
Prepaid insurance	270,869	56,335
Raw materials	$ 439,267	$ 1,073,823